Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
OPERATING ACTIVITIES
Net income (loss)	$ 289.3	$ (213.0)
Non-cash and non-operating items:
Depreciation expense	453.8	427.6
Income tax expense (recovery)	9.2	(1.0)
Foreign exchange (gain) loss on long-term debt	(167.0)	209.1
Interest expense and transaction costs	193.8	184.4
Impairment charge	238.2	193.4
Unrealized foreign exchange (gain) loss on other working capital items	38.1	(51.9)
Other	12.8	24.7
Cash flows generated from operations before changes in working capital	1,068.2	773.3
Changes in working capital:
Decrease in trade and other receivables	57.4	17.6
Decrease in inventories	14.7	268.8
Increase in other assets	(32.2)	(31.4)
Increase (decrease) in trade payables and accruals	256.0	(215.2)
Increase (decrease) in other financial liabilities	2.8	(0.9)
(Decrease) increase in provisions	(102.0)	31.0
(Decrease) increase in other liabilities	32.8	(7.7)
Cash flows generated from operations	1,297.7	835.5
Income taxes paid, net of refunds	(85.2)	(147.3)
Net cash flows generated from operating activities	1,212.5	688.2
INVESTING ACTIVITIES
Additions to property, plant and equipment	(297.7)	(396.6)
Additions to intangible assets	(43.5)	(29.8)
Proceeds of disposal from Marine businesses	23.7
Other	(0.9)	0.9
Net cash flows used in investing activities	(318.4)	(425.5)
FINANCING ACTIVITIES
Issuance of long-term debt	0.7	3.6
Long-term debt amendment fees	(4.4)
Repayment of long-term debt	(336.4)	(59.7)
Repayment of lease liabilities	(60.3)	(52.4)
Interest paid	(176.5)	(177.8)
Issuance of subordinate voting shares	24.0	14.2
Repurchase of subordinate voting shares	(50.3)	(215.1)
Dividends paid	(62.9)	(61.9)
Other	3.6	(4.0)
Net cash flows used in financing activities	(662.5)	(553.1)
Effect of exchange rate changes on cash and cash equivalents	16.2	(21.4)
Net increase (decrease) in cash and cash equivalents	247.8	(311.8)
Cash and cash equivalents at the beginning of year	180.0	491.8
Cash and cash equivalents at the end of year	$ 427.8	$ 180.0